Revenues by Product Groups (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 637,379	$ 430,258	$ 343,826
Marketing Services
Revenue from External Customer [Line Items]
Revenues	278,322	249,861	246,634
Marketing Services | New Home
Revenue from External Customer [Line Items]
Revenues	258,479	222,963	210,719
Marketing Services | Secondary and Rental Properties
Revenue from External Customer [Line Items]
Revenues	919	1,203	2,280
Marketing Services | Home Furnishing and Improvement
Revenue from External Customer [Line Items]
Revenues	18,924	25,695	33,635
E Commerce Services
Revenue from External Customer [Line Items]
Revenues	188,107	102,162	24,170
E Commerce Services | New Home
Revenue from External Customer [Line Items]
Revenues	188,102	102,019	22,513
E Commerce Services | Other Product Groups
Revenue from External Customer [Line Items]
Revenues	5	143	1,657
Listing Services
Revenue from External Customer [Line Items]
Revenues	161,547	72,874	67,125
Listing Services | Secondary and Rental Properties
Revenue from External Customer [Line Items]
Revenues	144,963	55,114	54,732
Listing Services | Other Product Groups
Revenue from External Customer [Line Items]
Revenues	2,406	4,168	2,608
Listing Services | Research
Revenue from External Customer [Line Items]
Revenues	$ 14,178	$ 13,592	$ 9,785